UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Semi-Annual Report

February 28, 2022

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Table of Contents

The Fund files its complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020) within sixty days after the end of the period. The Fund’s Forms N-Q and N-PORT are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-833-835-6633 and on the Commission’s website at https://www.sec.gov.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%

Communication Services — 8.1%
Activision Blizzard	37,898	$3,088,687
Charter Communications, Cl A*	5,346	3,217,116
		6,305,803
Consumer Staples — 3.9%
McCormick	31,655	3,012,606

Financials — 3.8%
MSCI, Cl A	5,956	2,988,066

Health Care — 19.9%
Becton Dickinson	11,359	3,081,469
Bristol-Myers Squibb	44,912	3,084,107
Cerner	32,800	3,058,600
Merck	40,395	3,093,449
Zoetis, Cl A	16,344	3,165,016
		15,482,641
Industrials — 20.1%
3M	21,173	3,147,367
Allegion	27,964	3,202,437
FedEx	14,182	3,152,233
Illinois Tool Works	14,274	3,088,037
Verisk Analytics, Cl A	17,290	3,066,209
		15,656,283
Information Technology — 12.1%
Citrix Systems	29,988	3,073,770
VeriSign*	15,021	3,210,288
Zebra Technologies, Cl A*	7,618	3,148,824
		9,432,882
Materials — 11.9%
Ball	34,502	3,096,209
Ecolab	17,591	3,100,590
WestRock	68,136	3,084,517
		9,281,316
Real Estate — 15.9%
Duke Realty‡	58,496	3,100,288
Healthpeak Properties‡	98,844	3,070,095
Prologis‡	21,636	3,155,610
Public Storage‡	8,648	3,070,213
		12,396,206
Description	Shares	Fair Value
Utilities — 4.1%
Exelon	74,804	$3,183,658

Total Common Stock
(Cost $77,024,141)		77,739,461

Total Investments – 99.8%
(Cost $77,024,141)		$77,739,461

Percentages are based on net assets of $77,904,907.

*     Non-income producing security.

‡     Real Estate Investment Trust

Cl — Class

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under the U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Statement of Assets and Liabilities

February 28, 2022 (Unaudited)

Assets:
Investments at Cost	$77,024,141
Investments at Fair Value	$77,739,461
Cash and Cash Equivalents	136,109
Dividend and Interest Receivable	75,567
Total Assets	77,951,137

Liabilities:
Advisory Fees Payable	46,230
Total Liabilities	46,230

Net Assets	$77,904,907

Net Assets Consist of:
Paid-in Capital	$83,751,592
Total Distributable Losses	(5,846,685)

Net Assets	$77,904,907

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,850,000
Net Asset Value, Offering and Redemption Price Per Share	$27.34

The accompanying notes are an integral part of the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Statement of Operations

For the period ended February 28, 2022 (Unaudited)

Investment Income:
Dividend Income	$795,692
Interest Income	89
Total Investment Income	795,781

Expenses:
Advisory Fees	305,447

Total Expenses	305,447

Net Investment Income	490,334

Net Realized Loss on:
Investments(1)	(6,207,624)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	783,526
Net Realized and Unrealized Loss on Investments	(5,424,098)

Net Decrease in Net Assets Resulting from Operations	$(4,933,764)

(1)          Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations:
Net Investment Income	$490,334	$634,295
Net Realized Gain (Loss) on Investments(1)	(6,207,624)	17,826,290
Net Change in Unrealized Appreciation (Depreciation) on Investments	783,526	(68,720)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,933,764)	18,391,865
Distributions	(18,875,428)	(5,092,268)

Capital Share Transactions:
Issued	66,156,457	21,707,717
Redeemed	(41,777,690)	(4,533,654)

Increase in Net Assets from Capital Share Transactions	24,378,767	17,174,063

Total Increase in Net Assets	569,575	30,473,660

Net Assets:
Beginning of Year/Period	77,335,332	46,861,672

End of Year/Period	$77,904,907	$77,335,332

Share Transactions:
Issued	2,200,000	700,000
Redeemed	(1,450,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	750,000	550,000

(1)          Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Six Month Period Ended February 28, 2022 (Unaudited) and Year/Period Ended August 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/ Period	Market Price, End of Year/ Period	Total Return(1)	Net Assets End of Year/ Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2022	$36.83	$0.20	$(2.14)	$(1.94)	$(0.32)	$(7.23)	$(7.55)	$27.34	$27.36	(7.31)%	$77,905	0.75%(3)	1.20%(3)	2,361%
2021	30.23	0.33	8.95	9.28	(0.32)	(2.36)	(2.68)	36.83	36.86	33.00	77,335	0.75	1.04	4,720
2020	25.56	0.33	5.36	5.69	(0.17)	(0.85)	(1.02)	30.23	30.23	22.72	46,862	0.75	1.25	4,835
2019†	25.00	0.33	0.38^	0.71	(0.15)	—	(0.15)	25.56	25.59	3.01	30,678	0.75(3)	1.39(3)	4,261

*      Per share data calculated using average shares method.

†       Commenced operations September 20, 2018.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)      Annualized.

(4)      The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

The accompanying notes are an integral part of the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Vesper U.S. Large Cap Short-Term Reversal Index (the “Index”). The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on September 20, 2018.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in the Index and/or a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income (a portion of which may be reclaimable) or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $250 per transaction, regardless of the number of Creation Units created in a given transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $250 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares of the Fund in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	50,000	$250	$1,367,000	$250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an arrangement with Vesper Capital Management, LLC, the Fund’s index creator (the “Index Creator”) pursuant to which the Adviser and the Fund are permitted to use the Index. As part of the arrangement between the Index Creator and the Adviser, the Index Creator has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2022, no fees were paid under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Vesper U.S. Large Cap Short-Term Reversal Index	$1,889,699,732	$1,908,462,861

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended February 28, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$65,871,478	$41,103,341	$2,446,065

For the year ended August 31, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$21,591,696	$4,423,921	$84,239

For the year ended August 31, 2021, the Fund had $84,239 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the year ended August 31, 2021:

	Total Distributable Earnings	Paid-in Capital
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$(83,726)	$83,726

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends paid during the Year ended August 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF 2021	$5,084,862	$7,406	$5,092,268

As of August 31, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Undistributed Ordinary Income	$18,457,237
Undistributed Long-Term Capital Gain	4,408
Unrealized Depreciation	(499,138)
Total Distributable Earnings	$17,962,507

For federal income tax purposes, the cost of securities owned at February 28, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at February 28, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$77,024,141	$1,347,512	$(632,192)	$715,320

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an exchange-traded fund ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk: The Fund seeks to track the performance of the Index, which selects stocks of companies utilizing a methodology that relies on Chow’s Ratio, a proprietary algorithm. The Index is the first practical application of Chow’s Ratio. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee that the Index methodology will generate or produce the intended results, and stocks of companies selected for the Index may underperform stocks of companies that have been excluded from the Index.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless the security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund may trade all or a significant portion of the securities in its portfolio in connection with the weekly rebalances and reconstitutions of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Trading Risk: Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such circumstances, the Fund’s shares could trade at a premium or discount to their NAV.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Notes to the Financial Statements

February 28, 2022 (Unaudited) (Concluded)

7. OTHER

At February 28, 2022, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2021 to February 28, 2022) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During Period(1)
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Actual Fund Return	$1,000.00	$926.90	0.75%	$3.58
Hypothetical 5% Return	$1,000.00	$1,021.08	0.75%	$3.76

(1)      Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.utrnetf.com.

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10900 Hefner Point Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 North Franklin Street
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

VES-SA-001-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: May 6, 2022